Debt and Banking Arrangements (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum annual rentals under noncancelable operating leases
2013	$ 39
2014	34
2015	32
2016	28
2017	25
Thereafter	136
Total	294
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	45	37	34
Jicarilla Apache Nation [Member]
Operating Leased Assets [Line Items]
Future Minimum Annual Rental Payment Of Certain Significant Lease	$ 8